SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (Years)
Computer equipment (including servers)	4 - 5
Leasehold improvements	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Estimated useful lives of intangible assets

Estimated Useful
Intangible Assets	Lives (Years)
Copyright	5
Computer software	3
Domain names and trademarks	5 - 10
Developed technologies	3 - 10

Revenues disaggregated by revenue source, net of value-added tax ("VAT")

	For the Year Ended
	December 31,
	2018	2019	2020

Search and search-related advertising revenues	$1,023,132	$1,073,173	$837,432
Other revenues	101,026	99,079	87,232
Total	$1,124,158	$1,172,252	$924,664